Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. In determining the “compensation actually paid” to our named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC-mandated calculation for compensation actually paid differs from that required for the Summary Compensation Table. The table below summarizes both the compensation values reported in our Summary Compensation Table, as well as the compensation actually paid, as calculated in accordance with 402(v) of Regulation S-K, for the 2020, 2021, 2022, and 2023 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

										Value of Initial Fixed $ 100 Investment Based On:
Year	Summary Compensation Table Total for PEO - Yamini Rangan ($)	Compensation Actually Paid to PEO - Yamini Rangan ($)(1)		Summary Compensation Table Total for PEO - Brian Halligan ($)	Compensation Actually Paid to PEO - Brian Halligan ($)(1)		Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Compensation on Actually Paid to Non- PEO NEOs ($)(2)		Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income (in thousands) ($)(5)	Constant Currency Revenue Growth (%) (6)	Annual Recurring Revenue (in thousands) ($)(6)
2023	25,881,704	49,560,889		N/A	N/A		6,272,830	12,304,618	(7)	366	221	(176,295)	25.2%	2,442,240
2022	11,765,439	(7,912,847)		N/A	N/A		2,520,841	(5,284,187)	(7)	182	133	(112,749)	39.1%	1,990,913
2021	7,318,462	22,913,424	(10)	2,996,527	16,490,831	(10)	3,116,941	12,026,911	(8)	416	207	(77,837)	44.6%	1,495,038
2020	N/A	N/A		3,900,134	17,889,468		4,995,822	15,011,941	(9)	250	150	85,031	30.5%	1,017,498

(1)
The amounts reported represent the “compensation actually paid” to our PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEOs in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to PEO ($)
2023 – Yamini Rangan	25,881,704	(25,881,703)	49,560,888	49,560,889
2022 – Yamini Rangan	11,765,439	(11,738,152)	(7,940,134)	(7,912,847)
2021 – Yamini Rangan	7,318,462	(6,669,726)	22,264,688	22,913,424
2021 – Brian Halligan	2,996,527	(2,994,888)	16,489,192	16,490,831
2020 – Brian Halligan	3,900,134	(3,898,891)	17,888,225	17,889,468

(a)
The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; and (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year. The valuation assumptions used to calculate fair values varied from those disclosed at the time of grant. The fair value of RSUs and PSUs used to arrive at compensation actually paid is measured using the closing common stock price on the date of remeasurement. The fair value of stock option awards used to arrive at compensation actually paid is measured using a binomial lattice model, as this valuation methodology is expected to yield a more accurate value of in-the-money options. This contrasts to our use of the Black-Scholes option pricing model for stock options at the time of grant (i.e., at-the-money). The assumptions used in estimating the fair value of stock options awards are as follows:

Year	Volatility	Risk-free Rate	Early Exit Multiple	Dividend Yield
2023	45.9% - 53.2%	3.4% - 4.8%	2.0	0.0%
2022	44.4% - 52.6%	1.4% - 3.9%	2.0	0.0%
2021	42.1% - 46.8%	0.7% - 1.7%	2.0	0.0%
2020	42.1% - 43.3%	0.6% - 1.9%	2.0	0.0%
2019	42.7%	1.9%	2.0	0.0%

Assumptions for 2019 were utilized to determine the fair value of stock awards as of December 31, 2019, that were granted in prior years but remained unvested leading into 2020.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023 – Yamini Rangan	35,975,385	6,936,595	2,960,040	3,688,868	—	49,560,888
2022 – Yamini Rangan	5,490,606	(10,369,549)	1,596,398	(4,657,589)	—	(7,940,134)
2021 – Yamini Rangan	8,012,630	9,652,349	1,202,902	3,396,807	—	22,264,688
2021 – Brian Halligan	4,555,670	7,633,629	898,486	3,401,407	—	16,489,192
2020 – Brian Halligan	7,808,791	7,074,756	901,011	2,103,667	—	17,888,225

(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEOs as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,272,830	(5,941,920)	11,973,708	12,304,618
2022	2,520,841	(2,311,060)	(5,493,968)	(5,284,187)
2021	3,116,941	(2,624,682)	11,534,652	12,026,911
2020	4,995,822	(4,566,192)	14,582,311	15,011,941

(a)
The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the amounts, methodology, and assumptions noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows for the non-PEO NEOs:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	7,917,232	1,739,396	1,370,130	946,950	—	11,973,708
2022	893,769	(2,932,292)	300,275	(2,444,657)	(1,311,063)	(5,493,968)
2021	3,992,368	4,684,468	787,675	2,070,141	—	11,534,652
2020	8,913,689	3,752,960	1,086,821	828,841	—	14,582,311

(3)
Total shareholder return (“TSR”) represents the cumulative total return of an investment of $100 in our common stock. The measurement period for calculating TSR begins on December 31, 2019 and ends on the last day of the applicable fiscal year and has been calculated consistently with the information presented in the stock performance graph in our Form 10-K. The Company did not pay any dividends in the period from December 31, 2019 to December 31, 2023.
(4)
Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Computer Index, a published industry index that is used in the stock performance graph included in the Form 10-K. The measurement period is consistent with that used for TSR described in the footnote above.
(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(6)
Constant currency revenue growth (“Revenue CC Growth”) is defined as the percentage increase in GAAP revenue growth year-over-year, adjusted for the impact of foreign exchange rates. It is calculated by converting current and comparative prior period revenue from currencies other than the U.S. Dollar into the U.S. Dollar at constant exchange rates rather than actual exchange rates in effect during the respective period. For example, 2023 Revenue CC Growth is calculated by applying 2022 exchange rates to 2023 GAAP revenue from currencies other than the U.S. Dollar, instead of using exchange rates in effect during 2023, and comparing that to 2022 GAAP revenue to determine year-over-year growth. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Revenue CC Growth, which is the measure used to determine achievement of PSU awards, to be one of the most important performance measures used to link compensation actually paid to the PEO and other NEOs, excluding Ms. Harvey Dawson who joined the Company on November 14, 2022 and did not receive PSUs in 2023 for fiscal year 2023 to Company performance.
(7)
Annual Recurring Revenue (“ARR”) is defined as the annual value of our customer subscription contracts as of the specified point in time excluding any commissions owed to our partners. For each Hub, this is the sum of customer ARR for the Starter, Basic, Professional and Enterprise subscriptions, plus applicable contacts (marketing only), Seats, or Add-Ons (e.g., reporting or ads). For multi-product customers, their ARR would be distributed across based on the value of each SKU/Hub for which they pay. In 2022, we began including our payments revenue run rate, defined as, on an annualized basis, the trailing three months of payments revenue, into the annual value of our customer subscription contracts. ARR can differ from revenue due to several factors. ARR is converted into U.S. dollars at fixed rates that are held consistent over time and may vary from those used for revenue or deferred revenue. ARR would exclude any impact for bad debt and partner commissions (as noted above) and would also differ from revenue due to timing of revenue recognition. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider ARR, which is one of the measures used to determine annual cash incentive compensation for our PEO and other NEOs, to be one of the most important performance measure used to link compensation actually paid to Ms. Harvey Dawson for 2023.
(8)
Non-PEO NEOs for 2023 include Ms. Bueker, Mr. Halligan, Ms. Harvey Dawson, and Mr. Shah. They served as NEOs for the entirety of 2023.
(9)
Non-PEO NEOs for 2022 include Ms. Bueker, Mr. Halligan, Mr. Kelleher, Ms. Harvey Dawson, and Mr. Shah. Mr. Kelleher previously served as our General Counsel and Secretary and stepped down effective September 6, 2022. Ms. Harvey Dawson joined as Chief Legal Officer effective November 9, 2022. The remaining non-PEO NEOs served as NEOs for the entirety of 2022.
(10)
Non-PEO NEOs for 2021 include Ms. Bueker, Mr. Kelleher, and Mr. Shah. They served as NEOs for the entirety of 2021
(11)
Non-PEO NEOs for 2020 include Ms. Bueker, Mr. Kelleher, Mr. Shah, Ms. Rangan, and Mr. Sherman. Mr. Sherman served as our President and Chief Operating Officer until July 1, 2020. The remaining non-PEO NEOs served as NEOs for the entirety of 2021.
(12)
On September 7, 2021, Mr. Halligan transitioned from his role as Chairperson of the Board, CEO, and President and became Executive Chairperson of the Board, while Ms. Rangan transitioned from her prior role as Chief Customer Officer and succeeded Mr. Halligan as the Company’s CEO. Full year compensation for Mr. Halligan and Ms. Rangan are included within the PEO column for 2021.

Company Selected Measure Name	AnnualRecurringRevenue
Named Executive Officers, Footnote	For 2023, our named executive officers were:

Name	Title
Yamini Rangan	Chief Executive Officer, President, and Director
Kate Bueker	Chief Financial Officer and Treasurer
Brian Halligan	Co-founder and Executive Chairperson of the Board
Alyssa Harvey Dawson	Chief Legal Officer and Secretary
Dharmesh Shah	Co-founder, Chief Technology Officer, and Director

Peer Group Issuers, Footnote	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Computer Index, a published industry index that is used in the stock performance graph included in the Form 10-K. The measurement period is consistent with that used for TSR described in the footnote above.
Adjustment To PEO Compensation, Footnote
(1)
The amounts reported represent the “compensation actually paid” to our PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEOs in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to PEO ($)
2023 – Yamini Rangan	25,881,704	(25,881,703)	49,560,888	49,560,889
2022 – Yamini Rangan	11,765,439	(11,738,152)	(7,940,134)	(7,912,847)
2021 – Yamini Rangan	7,318,462	(6,669,726)	22,264,688	22,913,424
2021 – Brian Halligan	2,996,527	(2,994,888)	16,489,192	16,490,831
2020 – Brian Halligan	3,900,134	(3,898,891)	17,888,225	17,889,468

(a)
The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; and (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year. The valuation assumptions used to calculate fair values varied from those disclosed at the time of grant. The fair value of RSUs and PSUs used to arrive at compensation actually paid is measured using the closing common stock price on the date of remeasurement. The fair value of stock option awards used to arrive at compensation actually paid is measured using a binomial lattice model, as this valuation methodology is expected to yield a more accurate value of in-the-money options. This contrasts to our use of the Black-Scholes option pricing model for stock options at the time of grant (i.e., at-the-money). The assumptions used in estimating the fair value of stock options awards are as follows:

Year	Volatility	Risk-free Rate	Early Exit Multiple	Dividend Yield
2023	45.9% - 53.2%	3.4% - 4.8%	2.0	0.0%
2022	44.4% - 52.6%	1.4% - 3.9%	2.0	0.0%
2021	42.1% - 46.8%	0.7% - 1.7%	2.0	0.0%
2020	42.1% - 43.3%	0.6% - 1.9%	2.0	0.0%
2019	42.7%	1.9%	2.0	0.0%

Assumptions for 2019 were utilized to determine the fair value of stock awards as of December 31, 2019, that were granted in prior years but remained unvested leading into 2020.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023 – Yamini Rangan	35,975,385	6,936,595	2,960,040	3,688,868	—	49,560,888
2022 – Yamini Rangan	5,490,606	(10,369,549)	1,596,398	(4,657,589)	—	(7,940,134)
2021 – Yamini Rangan	8,012,630	9,652,349	1,202,902	3,396,807	—	22,264,688
2021 – Brian Halligan	4,555,670	7,633,629	898,486	3,401,407	—	16,489,192
2020 – Brian Halligan	7,808,791	7,074,756	901,011	2,103,667	—	17,888,225

Non-PEO NEO Average Total Compensation Amount	$ 6,272,830	$ 2,520,841	$ 3,116,941	$ 4,995,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,304,618	(5,284,187)	12,026,911	15,011,941
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEOs as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,272,830	(5,941,920)	11,973,708	12,304,618
2022	2,520,841	(2,311,060)	(5,493,968)	(5,284,187)
2021	3,116,941	(2,624,682)	11,534,652	12,026,911
2020	4,995,822	(4,566,192)	14,582,311	15,011,941

(a)
The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the amounts, methodology, and assumptions noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows for the non-PEO NEOs:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	7,917,232	1,739,396	1,370,130	946,950	—	11,973,708
2022	893,769	(2,932,292)	300,275	(2,444,657)	(1,311,063)	(5,493,968)
2021	3,992,368	4,684,468	787,675	2,070,141	—	11,534,652
2020	8,913,689	3,752,960	1,086,821	828,841	—	14,582,311

Equity Valuation Assumption Difference, Footnote	The valuation assumptions used to calculate fair values varied from those disclosed at the time of grant. The fair value of RSUs and PSUs used to arrive at compensation actually paid is measured using the closing common stock price on the date of remeasurement. The fair value of stock option awards used to arrive at compensation actually paid is measured using a binomial lattice model, as this valuation methodology is expected to yield a more accurate value of in-the-money options. This contrasts to our use of the Black-Scholes option pricing model for stock options at the time of grant (i.e., at-the-money). The assumptions used in estimating the fair value of stock options awards are as follows:

Year	Volatility	Risk-free Rate	Early Exit Multiple	Dividend Yield
2023	45.9% - 53.2%	3.4% - 4.8%	2.0	0.0%
2022	44.4% - 52.6%	1.4% - 3.9%	2.0	0.0%
2021	42.1% - 46.8%	0.7% - 1.7%	2.0	0.0%
2020	42.1% - 43.3%	0.6% - 1.9%	2.0	0.0%
2019	42.7%	1.9%	2.0	0.0%

Assumptions for 2019 were utilized to determine the fair value of stock awards as of December 31, 2019, that were granted in prior years but remained unvested leading into 2020.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid, Total Shareholder Return, and Peer Group Total Shareholder Return

The graph below shows the relationship between the PEO and Average Non-PEO NEO compensation actually paid, the Company’s cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2019), and the Company’s Peer Group (Nasdaq Computer Index) cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2019), for the fiscal years ended December 31, 2020, 2021, 2022, and 2023:

Compensation Actually Paid vs. TSR Compensation Actually Paid to PEO (Y. Rangan) Compensation Actually Paid to PEO (B. Halligan) Average Compensation Actually Paid to Non-PEO NEOs Total Shareholder Return Peer Group Total Shareholder Return Compensation Actually Paid($000) -$10,000 -$5,000 $0 $5,000 $10,000 $15,000 $20,000 $25,000 $30,000 2020 2021 2022 $50 $100 $150 $200 $250 $300 $350 $400 $450 Value of Initial $100 Investment (TSR) N/A $150 $250 $17,889 $15,012 $207 $12,027 $16,491 $22,943 $416 -$7,913 -$5,287 $133 N/A $182

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The graph below shows the relationship between the PEO and Average Non-PEO NEO compensation actually paid and net income (loss) for the fiscal years ended December 31, 2020, 2021, 2022, and 2023:

Compensation Actually Paid vs. Net Income Compensation Actually Paid to PEO (Y. Rangan) Compensation Actually Paid to PEO (B. Halligan) Average Compensation Actually Paid to Non-PEO NEOs Net Income Compensation Actually Paid($000) -$10,000 -$5,000 $0 $5,000 $10,000 $15,000 $20,000 $25,000 $30,000 2020 2021 2022 -$150 -$130 -$110 -$90 -$70 -$50 -$30 -$10 $10 Net Income ($M) N/A $17,889 $15,012 -$85 $22,913 $16,491 $12,027 -$78 N/A -$113 -$5,287 -$7,913

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and ARR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO compensation actually paid and ARR for the fiscal years ended December 31, 2020, 2021, 2022, and 2023. Please note that we’ve also included a supplemental disclosure showing growth percentage of ARR within the chart below.

Total Shareholder Return Vs Peer Group
(3)
Total shareholder return (“TSR”) represents the cumulative total return of an investment of $100 in our common stock. The measurement period for calculating TSR begins on December 31, 2019 and ends on the last day of the applicable fiscal year and has been calculated consistently with the information presented in the stock performance graph in our Form 10-K. The Company did not pay any dividends in the period from December 31, 2019 to December 31, 2023.

Tabular List, Table

Compensation for our NEOs is determined based on a variety of factors, as further discussed in the Compensation Discussion and Analysis section of this Proxy Statement. The tabular list of financial performance measures included and defined below is used by the Company to link executive compensation actually paid to company performance. We did not use any other metrics to directly link executive compensation actually paid to Company performance in 2023.

1)
Revenue CC Growth is defined as the percentage increase in GAAP revenue growth year-over-year, adjusted for the impact of foreign exchange rates.
2)
ARR is defined as the annual value of our customer subscription contracts as of the specified point in time, excluding any commissions owed to our partners.
3)
Non-GAAP Operating Income (Loss) is defined as operating income (loss), calculated in accordance with GAAP, excluding our stock-based compensation expense, the amortization of acquired intangibles, acquisition-related expenses, gains/losses on the termination of operating leases, loss on disposal of fixed assets, and restructuring charges.

Total Shareholder Return Amount	$ 366	182	416	250
Peer Group Total Shareholder Return Amount	221	133	207	150
Net Income (Loss)	$ (176,295,000)	$ (112,749,000)	$ (77,837,000)	$ 85,031,000
Company Selected Measure Amount	2,442,240,000	1,990,913,000	1,495,038,000	1,017,498,000
PEO Name	Yamini Rangan	Yamini Rangan	Yamini Rangan and Brian Halligan	Brian Halligan
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Relationship Between Compensation Actually Paid and Constant Currency Revenue Growth

The graph below reflects the relationship between the PEO and Average Non-PEO NEO compensation actually paid and constant currency revenue growth for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.

Other Performance Measure, Amount	0.252	0.391	0.446	0.305
Name	Revenue CC Growth is defined as the percentage increase in GAAP revenue growth year-over-year, adjusted for the impact of foreign exchange rates.
Measure:: 2
Pay vs Performance Disclosure
Name	ARR is defined as the annual value of our customer subscription contracts as of the specified point in time, excluding any commissions owed to our partners.
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (Loss)
Non-GAAP Measure Description

The GAAP financial measures most directly comparable to Revenue CC Growth and Non-GAAP Operating Income (Loss) and a reconciliation of the differences between these non-GAAP measures and the comparable GAAP financial measures, are attached to this Proxy Statement as Appendix A.

Yamini Rangan
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,881,704	$ 11,765,439	$ 7,318,462
PEO Actually Paid Compensation Amount	49,560,889	(7,912,847)	22,913,424
Brian Halligan
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,996,527	$ 3,900,134
PEO Actually Paid Compensation Amount			16,490,831	17,889,468
PEO | Yamini Rangan | Summary Compensation Table Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,881,703)	(11,738,152)	(6,669,726)
PEO | Yamini Rangan | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,560,888	(7,940,134)	22,264,688
PEO | Yamini Rangan | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,975,385	5,490,606	8,012,630
PEO | Yamini Rangan | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,936,595	(10,369,549)	9,652,349
PEO | Yamini Rangan | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,960,040	1,596,398	1,202,902
PEO | Yamini Rangan | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,688,868	(4,657,589)	3,396,807
PEO | Brian Halligan | Summary Compensation Table Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,994,888)	(3,898,891)
PEO | Brian Halligan | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,489,192	17,888,225
PEO | Brian Halligan | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,555,670	7,808,791
PEO | Brian Halligan | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,633,629	7,074,756
PEO | Brian Halligan | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			898,486	901,011
PEO | Brian Halligan | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,401,407	2,103,667
Non-PEO NEO | Summary Compensation Table Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,941,920)	(2,311,060)	(2,624,682)	(4,566,192)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,973,708	(5,493,968)	11,534,652	14,582,311
Non-PEO NEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,917,232	893,769	3,992,368	8,913,689
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,739,396	(2,932,292)	4,684,468	3,752,960
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,370,130	300,275	787,675	1,086,821
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 946,950	(2,444,657)	$ 2,070,141	$ 828,841
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,311,063)